SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of accounts receivable

Accounts receivable for the years ended December 31, 2019 and 2020 were as follows:

	Years ended December 31,
	2019	2020
	RMB	RMB	US$

Accounts receivable	1,472	8,096	1,241
Allowance for doubtful accounts	(177)	(304)	(47)
Balance at end of year	1,295	7,792	1,194

Schedule of movement in the allowances for doubtful debts

Movement in the allowances for doubtful debts were as follows:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Balance at beginning of year	18	198	177	28
Additional provision	334	168	758	116
Write-offs	(154)	(189)	(631)	(97)
Balance at end of year	198	177	304	47

Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-10 years
Motor vehicles	3-5 years

Schedule of finite lived intangible assets estimated useful lives

Category	Estimated useful life
Software	3-10 years
Medical license	15 years

Schedule of convertible loans measured at fair value on a recurring basis using significant unobservable inputs

The following is a reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31,2019 and 2020:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Opening balance	17,961	24,568	3,765
Additional convertible loans	—	1,830	280
Repayments	—	(17,261)	(2,645)
Loss on change in fair value of convertible loan	5,296	532	82
Gain on settlement of convertible loan	—	(7,162)	(1,098)
Other comprehensive income -foreign exchange translations	1,311	(275)	(42)
Total	24,568	2,232	342